Schedule of detailed information about of other reserves (Details) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Dividends	$ 0.3	$ 0.2	$ 0.2
Share issue related cost	0.8	0.2	0.4
Reserves for equity incentive costs	$ 0.3	0.3	0.1
Increase decrease through equity instruments equity shares delivered to participants		$ 0.3	$ 0.1